Loss per Share (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Loss Per Share [Abstract]
Basic/Diluted loss per share (in cents)	$ (3.20)	$ (2.25)	$ (6.40)
a) Net loss used in the calculation of basic and diluted loss per share	$ (4,632,743)	$ (3,010,929)	$ (6,804,154)
b) Weighted average number of ordinary shares outstanding during the period used in the calculation of basic and diluted loss per share	144,740,535	133,660,556	105,866,110